Schedule of Profit before tax (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Profitloss Before Tax
Marketing and advertisement	$ 181,415	$ 233,282	$ 379,175
Legal and professional fees	83,517	107,394	181,866
Insurance	137,031	176,208	28,115
Transportation	24,173	31,084	17,997
Short term lease expenses	2,456	3,158	120,000
Depreciation of property and equipment	148,998	191,596	20,501
Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Director's salaries and bonuses	328,952	423,000	96,936
Staff costs share based payment	194,416	250,000
Employees' salaries and bonus	3,333,142	4,286,087	2,562,377
Employees' CPF	254,188	326,860	144,255
Other staff expenses	$ 234,504	$ 301,548	$ 43,974